Shareholders’ Equity - Schedule of Warrant Activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Activities [Abstract]
Ordinary Shares Number Outstanding, Warrants Exercisable Balance	20	[1]
Weighted Average Exercise Price, Warrants Exercisable Balance	$ 960	[1]
Contractual Life in Years, Warrants Exercisable Balance	3 years 3 months 18 days	[1]
Ordinary Shares Number Outstanding, Warrants Outstanding Balance	20	[1]	171
Weighted Average Exercise Price, Warrants Outstanding Balance	$ 960	[1]	$ 960
Contractual Life in Years, Warrants Outstanding Balance	3 years 3 months 18 days	[1]	4 years 3 months 18 days
Ordinary Shares Number Outstanding, Warrants Granted			302
Weighted Average Exercise Price, Warrants Granted			$ 960
Ordinary Shares Number Outstanding, Warrants Exercises	151		131
Weighted Average Exercise Price, Warrants Exercises	$ 960		$ 960
Ordinary Shares Number Outstanding, Warrants Expired
Weighted Average Exercise Price, Warrants Expired

[1]	Giving retroactive effect to the 200 to 1 reverse share split on January 26, 2026.